Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Fair value, assets measured on recurring basis

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—	—	65,414,773	65,414,773	10,393,361

Total	492,658,379	—	65,414,773	558,073,152	88,668,894

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	792,390,941	—	—	792,390,941	120,059,233
Dining Secretary	—	—	66,000,000	66,000,000	10,000,000

Total	792,390,941	—	66,000,000	858,390,941	130,059,233

Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2009	—
Investment in Series B Preferred Shares of Dining Secretary	66,670,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(670,000)
Fair value of available-for-sale (Level 3) investment as at December 31, 2010	66,000,000

Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773

Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773

Fair value of available-for-sale investment (Level 3) as at December 31, 2011 (US$)	10,393,361